Loans to customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans To Customers
Loans to individuals (i)	$ 10,149,892	$ 5,864,270
Loans to companies	765,561	252,185
Total loans	10,915,453	6,116,455
Loan expected credit loss	(1,493,995)	(794,570)
Total	$ 9,421,458	$ 5,321,885